SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2015	Dec. 31, 2014
Number of options
Options outstanding, beginning balance		766,125
Granted	[1]	157,750
Exercised		(117,865)
Expired & Forfeited		(4,500)
Options outstanding, ending balance		801,510	766,125
Exercisable at June 30, 2015		605,698
Weighted average exercise price
Options outstanding, beginning balance		$ 5.38
Granted	[1]	11.11
Exercised		3.40
Expired & Forfeited		12.14
Options outstanding, ending balance		6.76	$ 5.38
Exercisable at June 30, 2015		$ 6.17
Weighted average remaining contractual term (in years)
Outstanding		3 years 5 months 8 days	3 years 6 months 18 days
Exercisable at June 30, 2015		3 years 1 month 10 days
Aggregate intrinsic value
Outstanding		$ 3,243	$ 5,221
Options exercisable		$ 2,794
Vested and expected to vest at June 30, 2015
Number of options		801,510
Weighted average exercise price		$ 6.76
Weighted average remaining contractual life		3 years 5 months 8 days
Aggregate intrinsic value		$ 3,243

[1]	Excluding 35,500 RSUs granted as described in Note 6c.